UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fairfield Manhasset Offshore Fund Ltd.*

Address:  c/o Citco Fund Services (Cayman Islands) Limited
          Corporate Centre, West Bay Road
          P.O. Box 31106 SMB
          George Town, Grand Cayman
          Cayman Islands, B.W.I.

13F File Number: 028-12907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher A. Thorsheim
Title:    Chief Operating Officer
Phone:    (646) 825-4603

Signature, Place and Date of Signing:


/s/ Christopher A. Thorsheim      New York, New York        August 11, 2008
-----------------------------     ------------------    ----------------------
       [Signature]                   [City, State]               [Date]

* As of June 30, 2008, Fairfield Manhasset Offshore Fund Ltd. has been liquidated and does not have any 13F securities to report. As a result, no further Form 13Fs will be filed on behalf of Fairfield Manhasset Offshore Fund Ltd.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----

028-12903                     Manhasset Capital Management, LLC

SK 23171 0004 905033